Property, Plant and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net (Textual)
Depreciation expense	$ 388,256	$ 349,887	$ 252,957
Pledged as collateral under loan arrangements	$ 6,652,037	$ 555,070